Advances to suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Advances to Suppliers [Line Items]
Current	R$ 92,133	R$ 113,743
Non-current	2,503,537	2,242,229
Total
Advances to Suppliers [Line Items]
Advances to Suppliers.	2,595,670	2,355,972
Forestry development program and partnerships
Advances to Suppliers [Line Items]
Advances to Suppliers.	2,503,537	2,242,229
Advance to suppliers - others
Advances to Suppliers [Line Items]
Advances to Suppliers.	R$ 92,133	R$ 113,743